ProFund VP Rising Rates Opportunity Investment Risks - ProFund VP Rising Rates Opportunity	Dec. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal RisksEstimated Fund ReturnsLong BondPerformanceOne Year Volatility RateOneYearLongBondOne andOne-QuarterTimes theInverse(-1.25x)of theOne YearLongBond10%25%50%75%100%-60%75.0%210.0%187.9%121.2%42.5%-23.0%-50%62.5%134.5%117.8%67.3%7.8%-41.7%-40%50.0%86.7%73.4%33.2%-14.1%-53.6%-30%37.5%54.0%43.0%9.9%-29.2%-61.7%-20%25.0%30.3%21.1%-7.0%-40.1%-67.6%-10%12.5%12.5%4.5%-19.7%-48.3%-72.0%0%0.0%-1.4%-8.4%-29.6%-54.7%-75.5%10%-12.5%-12.5%-18.7%-37.5%-59.8%-78.2%20%-25.0%-21.5%-27.1%-44.0%-63.9%-80.5%30%-37.5%-29.0%-34.0%-49.3%-67.3%-82.3%40%-50.0%-35.3%-39.9%-53.8%-70.2%-83.9%50%-62.5%-40.6%-44.8%-57.6%-72.7%-85.2%60%-75.0%-45.2%-49.1%-60.9%-74.8%-86.4%
Inverse Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Short or Inverse Investing Risk — You will lose money when the Long Bond rises – a result that is the opposite from a traditional index fund. Obtaining inverse or “short” exposure may be considered an aggressive investment technique. The costs of obtaining this short exposure will lower your returns.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Long Bond rises than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Long Bond approaches a 80% gain at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of the return and volatility (how much the value of the Long Bond moves up and down from day-to-day) of the Long Bond on your holding period return. The volatility of the Long Bond has a negative impact on Fund returns. During periods of higher volatility, the volatility of the Long Bond may affect the Fund’s returns as much as or more than the return of the Long Bond. The following table illustrates the impact of the volatility and return of the Long Bond on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller gains or losses and higher volatility in the Long Bond. Your return will tend to be better than the Daily Target when there are larger gains or losses and lower volatility in the Long Bond. You may lose money when the return of the Long Bond is flat (i.e., close to zero) and you may lose money when the Long Bond falls. The table uses hypothetical annualized volatility and returns of the Long Bond to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return of the Long Bond for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of the Long Bond. For example, the Fund may mistakenly be expected to achieve a -25% return on a yearly basis if the annual return of the Long Bond were 20%. However, as the table shows, with a one-year return of the Long Bond of 20% and an annualized volatility of the Long Bond of 50%, the Fund could be expected to return -44.0%.Assumes: (a) no dividends paid with respect to securities included in the Long Bond; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain inverse leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.The annualized historical volatility rate for the Long Bond for the five-year period ended December 31, 2025 was 16.51%. The highest December to December volatility rate for the Long Bond during the five-year period ended December 31, 2025 was 21.63% (December 31, 2022). The annualized total return performance of the Long Bond for the five-year period ended December 31, 2025 was -9.22%. The historical volatility and performance of the Long Bond do not predict future volatility and performance of the Long Bond. For more information, including additional graphs and charts demonstrating the effects of the volatility and return of the Long Bond on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of inverse leveraged correlation with the Long Bond. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse leveraged exposure to all of the instruments in the Long Bond, its weighting of those instruments may be different from that of the Long Bond, and it may invest in instruments not included in the Long Bond. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Long Bond that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain inverse leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Long Bond. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Long Bond has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective.
US Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●U.S. Treasury Market Risk — The U.S. Treasury market can be volatile, and the value of instruments correlated with these markets may fluctuate dramatically from day to day. U.S. Treasury obligations may provide relatively lower returns than those of other securities. Similar to other debt instruments, U.S. Treasury obligations are subject to debt instrument risk and interest rate risk. In addition, changes to the financial condition or credit rating of the U.S. Government may cause the value of U.S. Treasury obligations to decline.
Debt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Debt Instrument Risk — Debt instruments are subject to adverse issuer, political, regulatory, market and economic developments, as well as developments that affect specific economic sectors, industries or segments of the market. Debt markets can be volatile and the value of instruments correlated with these markets may fluctuate dramatically from day to day. As a fund seeking daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily return of the Long Bond, the value of an investment in the Fund is expected to decline when market conditions cause the level of the Long Bond to rise.
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Interest Rate Risk — Interest rate risk is the risk that debt instruments or related financial instruments may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, fiscal or other government policies, inflation rates, general economic conditions, etc.). Commonly, investments subject to interest rate risk will decrease in value when interest rates rise and increase in value when interest rates decline. A rising interest rate environment may cause the value of debt instruments to decrease and adversely impact the liquidity of debt instruments. Without taking into account other factors, the value of securities with longer maturities typically fluctuates more in response to interest rate changes than securities with shorter maturities. These factors may cause the value of an investment in the Fund to change. As a fund seeking daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily return of the Long Bond, the Fund’s performance will generally be more favorable when interest rates rise and less favorable when interest rates decline.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Active Investor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Active Investor Risk —The Fund permits short-term trading of its securities. This may have a negative impact on the Fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the Fund’s expense ratio may vary from current estimates or the historical ratio disclosed in this Prospectus. In addition, this will increase portfolio turnover and may result in additional costs for the Fund.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.